united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22785

Realty Capital Income Funds Trust

(Exact name of registrant as specified in charter)

405 Park Avenue, 14th Floor, New York, New York 10022

(Address of principal executive offices) (Zip code)

Edward M. Weil, Jr., President, Trustee and Chairman of the Board

405 Park Avenue, 14th Floor, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-415-6500

Date of fiscal year end: 3/31

Date of reporting period: 9/30/15

Item 1. Reports to Shareholders.

REALTY CAPITAL
INCOME FUNDS TRUST

Semi-Annual Report

September 30, 2015

www.arcincomefunds.com

1-866-271-9244

Distributed by Realty Capital Securities, LLC, member FINRA/SIPC.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Realty Capital Income Funds Trust
Shareholder Letter

Dear Shareholders:

We would like to take this opportunity to thank you for the confidence and trust that you’ve placed with us. As a firm, we are committed to meeting the objectives of the funds and offer best-in-class investments employing experienced, active management to help meet the needs of our investors. Again, thank you for your investment.

AR Capital Real Estate Income Fund
Portfolio Review, September 30, 2015 (Unaudited)

Total returns for the six months ending September 30, 2015, compared to its broad market indices:

	Six Months	One Year	Since Inception [4]
Class A (without sales charge)	(6.42)%	6.82%	6.71%
Class A (with sales charge)	(10.66)%	2.00%	4.61%
Class C	(6.72)%	6.00%	5.91%
Class C (assuming imposition of deferred sales charge)	(7.64)%	5.00%	5.91%
Advisor Class	(6.28)%	7.06%	6.95%
FTSE/NAREIT All Equity REITs Index [1]	(8.24)%	7.35%	6.72%
Barclays U.S. Aggregate Bond Index [2]	(0.47)%	2.94%	2.65%
S&P 500 Total Return Index [3]	(6.18)%	(0.61)%	9.18%

1	The FTSE/NAREIT All Equity REITs Index is a market capitalization weighted return index of all U.S. REITS that exceed minimum liquidity criteria concerning market cap, shares outstanding, trading volume and per share market price. Investors cannot invest directly in an index.

2	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through securities), ABS, and CMBS. Investors cannot invest directly in an index.

3	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

4	Inception of the Fund is June 4, 2013; the commencement of operations and start of performance is June 7, 2013.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Past performance is no guarantee of future results. Returns for periods of less than one year are not annualized. Class A shares of the Fund are subject to a maximum sales load of 4.50%.

The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, gross of fee waivers and expense reimbursements, are 2.46%, 3.21% and 2.21%, respectively, as stated in the prospectus dated August 1, 2015. The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, after fee waivers and expense reimbursement, are 1.40%, 2.15% and 1.15%, respectively, as stated in the prospectus dated August 1, 2015. The current fee waiver and reimbursement arrangements will remain in effect through at least August 1, 2016. Without these fee waivers and reimbursements, the performance quoted above would be lower.

Portfolio Composition	% of Net Assets
REITS - Apartments	18.7%
REITS - Mortgage	15.5%
REITS - Shopping Centers	12.1%
REITS - Warehouse/Industrial	11.6%
REITS - Office Property	10.3%
REITS - Regional Malls	8.7%
REITS - Manufactured Homes	7.7%
REITS - Storage	4.8%
REITS - Hotels	4.0%
REITS - Triple Net	2.4%
Diversified Financial Services	1.8%
REITS - Healthcare	0.9%
Other/Cash & Equivalents	1.5%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund holdings.

AR Capital BDC Income Fund
Portfolio Review, September 30, 2015 (Unaudited)

Total returns for the six months ending September 30, 2015, compared to its indices:

	Six Months	One Year	Since Inception [3]
Class A (without sales charge)	(8.64)%	(7.04)%	(5.16)%
Class A (with sales charge)	(12.80)%	(11.22)%	(8.20)%
Class C	(8.88)%	(7.56)%	(9.82)%
Class C (assuming imposition of deferred sales charge)	(9.77)%	(8.43)%	(9.82)%
Advisor Class	(8.49)%	(6.86)%	(5.03)%
Wells Fargo BDC Index [1]	(11.93)%	(11.04)%	(8.49)%
S&P 500 Total Return Index [2]	(6.18)%	(0.61)%	3.61%

1	The Wells Fargo Business Development Company Index is a float-adjusted, capitalization-weighted index that is intended to measure the performance of all BDCs that are listed on the New York Stock Exchange or NASDAQ and satisfy specified market capitalization and other eligibility requirement. To qualify as a BDC, the company must be registered with the Securities and Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940. Investors cannot invest directly in an index.

2	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

3	Inception of the Fund is April 22, 2014; the commencement of operations and start of performance is May 2, 2014 for Class A shares, Advisor Class shares and Indices. Class C shares commenced operations on September 9, 2014.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Past performance is no guarantee of future results. Returns for periods of less than one year are not annualized. Class A shares of the Fund are subject to a maximum sales load of 4.50%.

The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, gross of fee waivers and expense reimbursements, including the cost of underlying funds, are 14.83%, 15.58% and 14.58%, respectively, as stated in the prospectus dated November 3, 2015. The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, after fee waivers and expense reimbursement, including the cost of underlying funds, are 9.30%, 10.05% and 9.05%, respectively, as stated in the prospectus dated November 3, 2015. The current fee waiver and reimbursement arrangements will remain in effect through at least August 1, 2016. Without these fee waivers and reimbursements, the performance quoted above would be lower.

Portfolio Composition	% of Net Assets
Investment Companies	97.0%
Other/Cash & Equivalents	3.0%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund holdings.

AR Capital Global Real Estate Income Fund
Portfolio Review, September 30, 2015 (Unaudited)

Total returns for the six months ending September 30, 2015, compared to its broad market indices:

	Six Months	One Year	Since Inception [3]
Class A (without sales charge)	(8.92)%	(6.32)%	(8.07)%
Class A (with sales charge)	(13.00)%	(10.56)%	(11.71)%
Class C	(9.27)%	(7.00)%	(8.74)%
Class C (assuming imposition of deferred sales charge)	(10.17)%	(7.88)%	(8.74)%
Advisor Class	(8.77)%	(6.11)%	(7.81)%
FTSE EPRA/NAREIT Global Index [1]	(8.24)%	7.35%	3.13%
S&P 500 Total Return Index [2]	(6.18)%	(0.61)%	1.32%

1	The FTSE EPRA/NAREIT Global Index measures the total return, stated in U.S. dollar terms, of the size- and liquidity-screened stocks in both developed and emerging markets of the publicly traded real estate companies which qualify for REIT status under the tax law in the country of domicile. Investors cannot invest directly in an index.

2	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

3	Inception of the Fund is August 7, 2014; the commencement of operations and start of performance is August 11, 2014.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Past performance is no guarantee of future results. Returns for periods of less than one year are not annualized. Class A shares of the Fund are subject to a maximum sales load of 4.50%.

The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, gross of fee waivers and expense reimbursements, including the cost of underlying funds, are 4.85%, 5.60% and 4.60%, respectively, as stated in the prospectus dated August 1, 2015. The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, after fee waivers and expense reimbursement, including the cost of underlying funds, are 1.52%, 2.27% and 1.27%, respectively, as stated in the prospectus dated August 1, 2015. The current fee waiver and reimbursement arrangements will remain in effect through at least August 1, 2016. Without these fee waivers and reimbursements, the performance quoted above would be lower.

Portfolio Composition	% of Net Assets
REITS/REAL ESTATE - Retail	16.2%
REITS/REAL ESTATE - Residential	15.6%
REITS/REAL ESTATE - Mortgage	13.5%
REITS/REAL ESTATE - Warehouse/Industrial	9.6%
REITS/REAL ESTATE - Office	9.4%
REITS/REAL ESTATE - Storage	9.4%
REITS/REAL ESTATE - Manufactured Homes	6.5%
REITS/REAL ESTATE - Diversified	2.1%
Closed-End Funds	1.7%
Other/Cash & Equivalents	16.0%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund holdings.

AR Capital Real Estate Income Fund
Schedule of Investments, September 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCK - 77.7%
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
39,906	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$687,181

	REITS - APARTMENTS - 18.7%
10,000	AvalonBay Communities, Inc.	1,748,200
24,900	Equity Residential	1,870,488
7,480	Essex Property Trust, Inc.	1,671,182
55,400	UDR, Inc.	1,910,192
		7,200,062
	REITS - MANUFACTURED HOMES - 7.7%
21,700	Equity Lifestyle Properties	1,270,969
24,946	Sun Communities, Inc.	1,690,341
		2,961,310
	REITS - MORTGAGE - 14.3%
100,867	Apollo Commercial Real Estate Finance, Inc.	1,584,621
58,600	Blackstone Mortgage Trust, Inc.	1,607,984
35,791	Jernigan Capital, Inc.	624,911
82,506	Starwood Property Trust, Inc.	1,693,023
		5,510,539
	REITS - OFFICE PROPERTY - 8.2%
16,250	Alexandria Real Estate Equities, Inc.	1,375,888
11,363	Boston Properties, Inc.	1,345,379
15,000	Douglas Emmett, Inc.	430,800
		3,152,067
	REITS - REGIONAL MALLS - 3.7%
20,800	General Growth Properties, Inc.	540,176
4,750	Simon Property Group, Inc.	872,670
		1,412,846
	REITS - SHOPPING CENTERS - 4.9%
22,363	Brixmor Property Group, Inc.	525,083
30,000	Equity One, Inc.	730,200
10,234	Regency Centers Corp.	636,043
		1,891,326
	REITS - STORAGE - 4.8%
46,000	CubeSmart	1,251,660
7,500	Extra Space Storage, Inc.	578,700
		1,830,360
	REITS - TRIPLE NET - 2.4%
6,346	EPR Properties	327,263
10,466	WP Carey, Inc.	605,039
		932,302
	REITS - WAREHOUSE/INDUSTRIAL - 11.2%
59,500	DCT Industrial Trust, Inc.	2,002,770
87,200	Duke Realty Corp.	1,661,160
15,557	Rexford Industrial Realty, Inc.	214,531
22,600	Terreno Realty Corp.	443,864
		4,322,325

	TOTAL COMMON STOCK (Cost - $29,038,207)	29,900,318

	PREFERRED STOCK - 20.1%
	REITS - HEALTHCARE - 0.2%
3,000	Welltower, Inc., 6.50%	76,050

See accompanying notes to financial statements.

AR Capital Real Estate Income Fund
Schedule of Investments, September 30, 2015 (Unaudited) (Continued)

Shares		Value
	PREFERRED STOCK - 20.1% (Continued)
	REITS - HOTELS - 4.0%
7,500	Chesapeake Lodging Trust, 7.75%	$192,975
20,000	LaSalle Hotel Properties, 7.50%	502,400
32,414	Summit Hotel Properties, Inc., 7.875%	842,764
		1,538,139
	REITS - MORTGAGE - 1.2%
10,000	ARMOUR Residential REIT, Inc., 7.875%	218,900
10,000	NorthStar Realty Finance Corp., 8.875%	243,200
		462,100
	REITS - OFFICE PROPERTY - 2.1%
14,570	Alexandria Real Estate Equities, Inc., 6.45%	366,873
5,000	Corporate Office Properties Trust, 7.375%	127,500
1,000	Digital Realty Trust, Inc., 5.875%	23,470
717	PS Business Parks, Inc., 5.75%	17,101
10,398	PS Business Parks, Inc., 6.45%	263,797
		798,741
	REITS - REGIONAL MALLS - 5.0%
16,504	CBL & Associates Properties, Inc., 6.625%	408,804
44,100	General Growth Properties, Inc., 6.375%	1,069,866
18,000	Taubman Centers, Inc., 6.25%	447,480
		1,926,150
	REITS - SHOPPING CENTERS - 7.2%
21,897	Cedar Realty Trust, Inc.,7.25%	520,930
10,480	DDR Corp., 6.50%	263,362
28,150	DDR Corp., 6.25%	694,179
27,422	Kimco Realty Corp., 6.00%	691,857
24,200	Regency Centers Corp., 6.625%	611,050
		2,781,378
	REITS - TRIPLE NET - 0.0%
100	EPR Properties, 6.625%	2,465

	REITS - WAREHOUSE/INDUSTRIAL - 0.4%
5,400	STAG Industrial, Inc., 6.625%	130,950

	TOTAL PREFERRED STOCK (Cost - $7,355,527)	7,715,973
Par Value
	BONDS & NOTES - 0.7%
	REITS - HEALTHCARE - 0.7%
$250,000	Sabra Health Care LP, 5.50%, 02/01/2021 *	261,250
	BONDS & NOTES (Cost - $248,936)	261,250

	TOTAL INVESTMENTS - 98.5% (Cost - $36,642,670) [1]	$37,877,541
	OTHER ASSETS LESS LIABILITIES - 1.5%	562,387
	NET ASSETS - 100.0%	$38,439,928

REIT - Real Estate Investment Trust

*	Illiquid security. Total illiquid securities represents 0.68% of net assets as of September 30, 2015.

[1]	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $36,648,173 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,470,488
Unrealized depreciation:	(241,120)
Net unrealized appreciation:	$1,229,368

See accompanying notes to financial statements.

AR Capital BDC Income Fund
Schedule of Investments, September 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCK - 80.5%
	INVESTMENT COMPANIES - 80.5%
132,618	Alcentra Capital Corp.	$1,537,043
44,540	American Capital Senior Floating Ltd.	493,949
207,665	Apollo Investment Corp.	1,138,004
123,504	Ares Capital Corp.	1,788,338
95,183	BlackRock Capital Investment Corp.	843,321
216,805	Fifth Street Finance Corp.	1,337,687
73,434	FS Investment Corp.	684,405
116,067	Garrison Capital, Inc.	1,588,957
24,050	Goldman Sachs BDC, Inc.	442,760
92,424	Golub Capital BDC, Inc.	1,476,936
73,907	Harvest Capital Credit Corp.	880,232
75,949	New Mountain Finance Corp.	1,032,147
77,823	Oxford Lane Capital Corp.	887,960
150,739	PennantPark Floating Rate Capital Ltd.	1,799,824
847,409	Solar Capital Ltd.	1,358,384
111,391	Solar Senior Capital Ltd.	1,583,980
112,009	Stellus Capital Investment Corp.	1,127,931
84,897	TCP Capital Corp.	1,151,203
105,376	THL Credit, Inc.	1,150,706
38,887	TPG Specialty Lending, Inc.	638,913
89,468	TriplePoint Venture Growth BDC Corp.	907,206
		23,849,886

	TOTAL COMMON STOCK (Cost - $26,779,109)	23,849,886

	PREFERRED STOCK - 16.5%
	INVESTMENT COMPANIES - 16.5%
20,211	Capitala Finance Corp., 7.125%	510,328
28,363	Eagle Point Credit Co., Inc., 7.750%	725,242
23,309	Full Circle Capital Corp., 8.250%	592,282
9,636	Horizon Technology Finance Corp., 7.375%	242,826
9,355	KCAP Financial, Inc., 7.375%	233,220
38,143	Oxford Lane Capital Corp., 7.500%	919,246
27,278	Oxford Lane Capital Corp., 8.125%	686,042
28,224	Saratoga Investment Corp., 7.500%	711,245
11,088	TriplePoint Venture Growth BDC Corp., 6.750%	278,752
	TOTAL PREFERRED STOCK (Cost - $4,943,624)	4,899,183

	SHORT-TERM INVESTMENTS - 3.9%
1,159,904	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,159,904)	1,159,904

	TOTAL INVESTMENTS - 100.9% (Cost - $32,882,637) [2]	$29,908,973
	LIABILITIES LESS OTHER ASSETS - (0.9)%	(283,641)
	NET ASSETS - 100.0%	$29,625,332

[1]	Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.

[2]	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $32,923,751 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$21,647
Unrealized depreciation:	(3,036,425)
Net unrealized depreciation:	$(3,014,778)

See accompanying notes to financial statements.

AR Capital Global Real Estate Income Fund
Schedule of Investments, September 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCK - 71.6%
	REITS/REAL ESTATE - DIVERSIFIED - 2.1%
23,000	CapitaLand Commercial Trust Ltd.	$21,677
800	Fonciere Des Regions	69,507
1,700	H&R Real Estate Investment Trust	26,087
2,000	Mitsui Fudosan Co. Ltd.	54,483
		171,754
	REITS/REAL ESTATE - MANUFACTURED HOMES - 6.5%
3,200	Equity LifeStyle Properties, Inc.	187,424
5,000	Sun Communities, Inc.	338,800
		526,224
	REITS/REAL ESTATE - MORTGAGE - 2.8%
14,500	Apollo Commercial Real Estate Finance, Inc.	227,795

	REITS/REAL ESTATE - OFFICE - 9.4%
3,000	Alexandria Real Estate Equities, Inc.	254,010
3,700	Derwent London PLC	203,930
2,500	Douglas Emmett, Inc.	71,800
20	Nippon Building Fund, Inc.	96,677
104	Tokyu REIT, Inc.	133,972
		760,389
	REITS/REAL ESTATE - RESIDENTIAL - 15.6%
2,000	AvalonBay Communities, Inc.	349,640
8,000	Deutsche Wohnen AG	213,226
1,250	Essex Property Trust, Inc.	279,275
8,000	UDR, Inc.	275,840
4,200	Vonovia SE	134,722
		1,252,703
	REITS/REAL ESTATE - RETAIL - 16.2%
18,000	CapitaLand Mall Trust	24,054
11,000	CBL & Associates Properties, Inc.	151,250
9,636	Citycon OYJ	23,656
4,200	Equity One, Inc.	102,228
7,500	General Growth Properties, Inc.	194,775
3,000	Klepierre	135,549
11,500	Mercialys SA	248,187
50,000	Scentre Group	136,910
550	Unibail-Rodamco SE	141,959
3,312	Vastned Retail NV	143,141
		1,301,709
	REITS/REAL ESTATE - STORAGE - 9.4%
8,000	Big Yellow Group PLC	87,726
8,000	CubeSmart	217,680
3,500	Extra Space Storage, Inc.	270,060
40,000	Safestore Holdings PLC	178,571
		754,037
	REITS/REAL ESTATE - WAREHOUSE/INDUSTRIAL - 9.6%
10,000	DCT Industrial Trust, Inc.	336,600
7,000	Duke Realty Corp.	133,350
50,000	LondonMetric Property PLC	124,273
25	Nippon Prologis REIT, Inc.	45,333
21,000	Segro PLC	136,609
		776,165

	TOTAL COMMON STOCK (Cost - $5,796,976)	5,770,776

See accompanying notes to financial statements.

AR Capital Global Real Estate Income Fund
Schedule of Investments, September 30, 2015 (Unaudited) (Continued)

Shares		Value
	PREFERRED STOCK - 10.7%
	REITS/REAL ESTATE - MORTGAGE - 10.7%
35,656	Capstead Mortgage Corp., 7.500%
	TOTAL PREFERRED STOCK (Cost - $855,701)	$862,875

	CLOSED-END FUND - 1.7%
12,142	Oxford Lane Capital Corp.
	TOTAL CLOSED-END FUND (Cost - $143,048)	138,540

	SHORT-TERM INVESTMENTS - 11.1%
890,958	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $890,958)	890,958

	TOTAL INVESTMENTS - 95.1% (Cost - $7,686,683) [2]	$7,663,149
	OTHER ASSETS LESS LIABILITIES - 4.9%	397,129
	NET ASSETS - 100.0%	$8,060,278

PLC - Public Liability Company

REIT - Real Estate Investment Trust

[1]	Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.

[2]	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $7,733,578 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$71,909
Unrealized depreciation:	(142,338)
Net unrealized depreciation:	$(70,429)

As of September 30, 2015, the Fund’s Long Holdings were divided among countries as follows:

Country	Percentage
Australia	1.7%
Britain	9.1%
Canada	0.3%
Finland	0.3%
France	7.4%
Germany	4.3%
Japan	4.1%
Netherlands	1.8%
Singapore	0.6%
United States	54.4%
Total Long Term Holdings:	84.0%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2015.

See accompanying notes to financial statements.

Realty Capital Income Funds Trust
Statements of Assets and Liabilities, September 30, 2015 (Unaudited)

	AR Capital	AR Capital	AR Capital
	Real Estate	BDC Income	Global Real Estate
	Income Fund	Fund	Income Fund

ASSETS
Investment securities:
At cost	$36,642,670	$32,882,637	$7,686,683
At value	$37,877,541	$29,908,973	$7,663,149
Foreign currency (cost $34,810)	—	—	34,674
Deposits at Broker	—	—	390,276
Receivable for securities sold	2,934,577	13,659	130,362
Dividend and interest receivable	365,081	268,348	85,304
Receivable due from adviser	3,056	940	61,514
Receivable for Fund shares sold	76,603	39,698	220
Prepaid expenses and other assets	45,979	51,647	50,648
TOTAL ASSETS	41,302,837	30,283,265	8,416,147

LIABILITIES
Cash due to Custodian	2,233,853	—	—
Payable for Fund shares redeemed	19,860	817	5,000
Payable for securities purchased	483,109	570,411	276,876
Payable for distribution (12b-1) fees	5,889	4,740	1,999
Payable for administration fees	36,546	13,395	3,328
Payable for fund accounting fees	3,467	3,543	3,038
Payable for transfer agent fees	10,695	2,000	581
Payable for Trustee fees	8,404	5,542	5,646
Accrued expenses and other liabilities	61,086	57,485	59,401
TOTAL LIABILITIES	2,862,909	657,933	355,869
NET ASSETS	$38,439,928	$29,625,332	$8,060,278

NET ASSETS CONSIST OF:
Paid in capital	$35,909,905	$32,497,465	$9,710,748
Accumulated net investment income	47,803	536,326	55,686
Accumulated net realized gain (loss) from investments, futures contracts and foreign currency transactions	1,247,349	(434,795)	(1,680,900)
Net unrealized appreciation (depreciation) on investments futures contracts and foreign currency translations	1,234,871	(2,973,664)	(25,256)
NET ASSETS	$38,439,928	$29,625,332	$8,060,278

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$19,330,444	$17,470,806	$4,787,366
Shares of beneficial interest outstanding[1]	1,831,364	2,014,014	558,052
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share[2]	$10.56	$8.67	$8.58
Maximum offering price per share (maximum sales charge of 4.50%)	$11.06	$9.08	$8.98

Class C Shares:
Net Assets	$11,108,423	$5,822,670	$1,975,114
Shares of beneficial interest outstanding[1]	1,059,292	674,262	231,069
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share[3]	$10.49	$8.64	$8.55

Advisor Class Shares:
Net Assets	$8,001,061	$6,331,856	$1,297,798
Shares of beneficial interest outstanding[1]	757,040	730,304	151,128
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.57	$8.67	$8.59

1	Unlimited number of shares authorized at $0 par value.

2	Investments in Class A shares greater than $1 million are subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within one year of purchase.

3	A CDSC of 1% is imposed in the event of redemption within one year.

See accompanying notes to financial statements.

Realty Capital Income Funds Trust
Statements of Operations, For the Six Months Ended September 30, 2015 (Unaudited)

	AR Capital	AR Capital	AR Capital
	Real Estate	BDC Income	Global Real Estate
	Income Fund	Fund	Income Fund

INVESTMENT INCOME
Dividends	$813,507	$1,027,625	$367,497
Interest	7,070	59	36
Less: Foreign withholding taxes	—	—	(14,365)
TOTAL INVESTMENT INCOME	820,577	1,027,684	353,168

EXPENSES
Investment advisory fees	175,563	88,491	45,249
Distribution (12b-1) fees:
Class A	24,504	18,268	3,650
Class C	53,941	20,275	8,702
Administration services fees	60,819	27,872	17,634
Transfer agent fees	42,116	20,055	20,055
Legal fees	37,603	37,603	37,602
Registration fees	31,084	22,311	34,043
Insurance expense	24,897	6,868	5,472
Accounting services fees	19,495	18,576	18,551
Audit fees	13,719	6,507	5,949
Printing and postage expenses	7,521	3,761	3,009
Trustees’ fees and expenses	6,518	6,518	6,518
Professional fees	5,278	5,278	5,278
Compliance officer fees	4,826	4,826	4,826
Custodian fees	3,009	2,507	6,436
Other expenses	2,507	2,507	2,507
TOTAL EXPENSES	513,400	292,223	225,481

Less: Fees waived/reimbursed by the Adviser	(182,957)	(130,387)	(150,216)

NET EXPENSES	330,443	161,836	75,265

NET INVESTMENT INCOME	490,134	865,848	277,903

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(425,170)	(330,953)	(1,437,285)
Foreign currency transactions	—	—	(6,843)
Futures	—	—	41,034
Net realized gain (loss)	(425,170)	(330,953)	(1,403,094)
Net change in unrealized appreciation (depreciation) of:
Investments	(3,043,779)	(2,872,242)	240,519
Foreign currency translations	—	—	(1,317)
Options written	84,156	—	—
Futures	—	—	(88,905)
Net change in unrealized appreciation (depreciation)	(2,959,623)	(2,872,242)	150,297

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(3,384,793)	(3,203,195)	(1,252,797)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,894,659)	$(2,337,347)	$(974,894)

See accompanying notes to financial statements.

Realty Capital Income Funds Trust
Statements of Changes in Net Assets

	AR Capital		AR Capital		AR Capital
	Real Estate Income Fund		BDC Income Fund		Global Real Estate Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	September 30, 2015	March 31, 2015	September 30, 2015	March 31, 2015[1]	September 30, 2015	March 31, 2015[2]
	(Unaudited)		(Unaudited)		(Unaudited)
FROM OPERATIONS
Net investment income	$490,134	$959,210	$865,848	$433,874	$277,903	$337,699
Net realized gain (loss) from investments	(425,170)	2,611,741	(330,953)	(96,089)	(1,403,094)	(214,376)
Distributions of capital gains from underlying investment companies	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(2,959,623)	3,263,392	(2,872,242)	(101,422)	150,297	(175,553)
Net increase (decrease) in net assets resulting from operations	(2,894,659)	6,834,343	(2,337,347)	236,363	(974,894)	(52,230)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(195,995)	(823,828)	(256,066)	(392,515)	(34,766)	(45,257)
Class C	(89,282)	(325,943)	(70,089)	(54,268)	(29,237)	(29,518)
Advisor Class	(157,054)	(951,436)	(3,367)	(1,570)	(136,989)	(347,579)
From net realized gains:
Class A	—	(122,655)	—	—	—	—
Class C	—	(58,248)	—	—	—	—
Advisor Class	—	(121,415)	—	—	—	—

Net decrease in net assets resulting from distributions to shareholders	(442,331)	(2,403,525)	(329,522)	(448,353)	(200,992)	(422,354)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,013,062	17,059,406	8,634,900	12,652,553	4,145,281	2,028,695
Class C	2,470,616	7,649,768	4,247,445	2,295,182	1,067,603	1,636,773
Advisor Class	240,572	3,353,570	6,683,739	105,440	287,470	15,166,771
Net asset value of shares issued in reinvestment of distributions:
Class A	174,265	786,015	179,697	263,935	28,622	40,758
Class C	77,509	341,666	37,404	29,855	23,523	27,255
Advisor Class	155,659	1,071,679	3,367	1,570	136,756	347,579
Payments for shares redeemed:
Class A	(4,041,134)	(13,264,847)	(1,230,076)	(1,076,149)	(61,532)	(976,907)
Class C	(1,337,748)	(775,914)	(180,138)	(13,967)	(53,327)	(486,337)
Advisor Class	(6,687,081)	(8,598,929)	(130,566)	—	(6,804,517)	(6,843,718)
Net increase (decrease) in net assets from shares of beneficial interest	(4,934,280)	7,622,414	18,245,772	14,258,419	(1,230,121)	10,940,869
NET INCREASE (DECREASE) IN NET ASSETS	(8,271,270)	12,053,232	15,578,903	14,046,429	(2,406,007)	10,466,285

NET ASSETS
Beginning of Year/Period	46,711,198	34,657,966	14,046,429	—	10,466,285	—
End of Year/Period*	$38,439,928	$46,711,198	$29,625,332	$14,046,429	$8,060,278	$10,466,285
* Includes accumulated net investment income (loss) of:	$47,803	$—	$536,326	$—	$55,686	$(21,225)

1	The inception date of AR Capital BDC Income Fund is April 22, 2014; the commencement of operations and start of performance is May 2, 2014.

2	The inception date of AR Capital Global Real Estate Income Fund is August 7, 2014; the commencement of operations and start of performance is August 11, 2014.

See accompanying notes to financial statements.

Realty Capital Income Funds Trust
Statements of Changes in Net Assets (Continued)

	AR Capital		AR Capital		AR Capital
	Real Estate Income Fund		BDC Income Fund		Global Real Estate Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	September 30, 2015	March 31, 2015	September 30, 2015	March 31, 2015[1]	September 30, 2015	March 31, 2015[2]
	(Unaudited)		(Unaudited)		(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	364,345	1,580,678	920,054	1,291,012	454,071	206,333
Shares Reinvested	16,181	72,704	19,198	27,501	3,209	4,269
Shares Redeemed	(363,711)	(1,245,176)	(131,814)	(111,937)	(6,998)	(102,832)
Net increase in shares of beneficial interest outstanding	16,815	408,206	807,438	1,206,576	450,282	107,770

Class C:
Shares Sold	226,428	713,866	452,899	235,054	115,263	167,691
Shares Reinvested	7,230	31,477	4,009	3,106	2,643	2,855
Shares Redeemed	(121,031)	(70,339)	(19,322)	(1,484)	(6,082)	(51,301)
Net increase in shares of beneficial interest outstanding	112,627	675,004	437,586	236,676	111,824	119,245

Advisor Class:
Shares Sold	22,285	313,327	733,096	10,791	31,949	1,549,847
Shares Reinvested	14,453	99,755	360	162	15,348	36,371
Shares Redeemed	(621,164)	(786,645)	(14,105)	—	(761,996)	(720,391)
Net increase (decrease) in shares of beneficial interest outstanding	(584,426)	(373,563)	719,351	10,953	(714,699)	865,827

1	The inception date of AR Capital BDC Income Fund is April 22, 2014; the commencement of operations and start of performance is May 2, 2014.

2	The inception date of AR Capital Global Real Estate Income Fund is August 7, 2014; the commencement of operations and start of performance is August 11, 2014.

See accompanying notes to financial statements.

AR Capital Real Estate Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Period Ended		Year Ended	Year Ended
	September 30, 2015		March 31, 2015	March 31, 2014[1]
	(Unaudited)
Net asset value, beginning of period	$11.40		$10.21	$10.00
Activity from investment operations:
Net investment income [2]	0.13		0.26	0.28
Net realized and unrealized gain on investments	(0.86)		1.57	0.18	[3]
Total from investment operations	(0.73)		1.83	0.46
Less distributions from:
Net investment income	(0.11)		(0.57)	(0.17)
Net realized gains	—		(0.07)	(0.08)
Total distributions	(0.11)		(0.64)	(0.25)

Net asset value, end of period	$10.56		$11.40	$10.21
Total return[4]	(6.42	)% [5]	18.47%	4.83	% [5]
Net assets, at end of period (000s)	$19,330		$20,677	$14,362
Ratio of gross expenses to average net assets	2.23	% [6]	2.46%	4.22	% [6]
Ratio of net expenses to average net assets [7]	1.40	% [6]	1.40%	1.40	% [6]
Ratio of net investment income to average net assets	2.38	% [6]	2.41%	3.47	% [6]
Portfolio Turnover Rate	63	% [5]	104%	86	% [5]

	Class C
	Period Ended		Year Ended	Year Ended
	September 30, 2015		March 31, 2015	March 31, 2014[1]
	(Unaudited)
Net asset value, beginning of period	$11.34		$10.17	$10.00
Activity from investment operations:
Net investment income [2]	0.09		0.21	0.26
Net realized and unrealized gain on investments	(0.85)		1.52	0.15	[3]
Total from investment operations	(0.76)		1.73	0.41
Less distributions from:
Net investment income	(0.09)		(0.49)	(0.16)
Net realized gains	—		(0.07)	(0.08)
Total distributions	(0.09)		(0.56)	(0.24)

Net asset value, end of period	$10.49		$11.34	$10.17
Total return[4]	(6.72	)% [5]	17.49%	4.23	% [5]
Net assets, at end of period (000s)	$11,108		$10,739	$2,763
Ratio of gross expenses to average net assets	2.99	% [6]	3.21%	4.97	% [6]
Ratio of net expenses to average net assets [7]	2.15	% [6]	2.15%	2.15	% [6]
Ratio of net investment income to average net assets	1.69	% [6]	1.97%	3.30	% [6]
Portfolio Turnover Rate	63	% [5]	104%	86	% [5]

1	The inception date of AR Capital Real Estate Income Fund is June 4, 2013; the commencement of operations and start of performance is June 4, 2013.

2	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

3	Net realized and unrealized gain on investments per share does not correlate within the financial highlights for the period ended March 31, 2014, due to the timing of shareholder subscriptions and redemptions.

4	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.

5	Not Annualized.

6	Annualized.

7	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

AR Capital Real Estate Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Advisor Class
	Period Ended		Year Ended	Year Ended
	September 30, 2015		March 31, 2015	March 31, 2014[1]
	(Unaudited)
Net asset value, beginning of period	$11.40		$10.22	$10.00
Activity from investment operations:
Net investment income [2]	0.14		0.27	0.25
Net realized and unrealized gain on investments	(0.85)		1.58	0.23	[3]
Total from investment operations	(0.71)		1.85	0.48
Less distributions from:
Net investment income	(0.12)		(0.60)	(0.18)
Net realized gains	—		(0.07)	(0.08)
Total distributions	(0.12)		(0.67)	(0.26)

Net asset value, end of period	$10.57		$11.40	$10.22
Total return[4]	(6.28	)% [5]	18.71%	5.01	% [5]
Net assets, at end of period (000s)	$8,001		$15,295	$17,533
Ratio of gross expenses to average net assets	1.98	% [6]	2.21%	3.97	% [6]
Ratio of net expenses to average net assets [7]	1.15	% [6]	1.15%	1.15	% [6]
Ratio of net investment income to average net assets	2.47	% [6]	2.54%	3.09	% [6]
Portfolio Turnover Rate	63	% [5]	104%	86	% [5]

1	The inception date of AR Capital Real Estate Income Fund is June 4, 2013; the commencement of operations and start of performance is June 4, 2013.

2	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

3	Net realized and unrealized gain on investments per share does not correlate within the financial highlights for the period ended March 31, 2014, due to the timing of shareholder subscriptions and redemptions.

4	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.

5	Not Annualized.

6	Annualized.

7	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

AR Capital BDC Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A		Class C		Advisor Class
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended		Period Ended
	September 30, 2015	March 31, 2015[1]	September 30, 2015	March 31, 2015[1]	September 30, 2015		March 31, 2015[1]
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$9.66	$10.00	$9.64	$10.28	$9.65		$10.00
Activity from investment operations:
Net investment income [2]	0.39	0.77	0.38	0.54	0.84	[7]	1.55
Net realized and unrealized loss on investments	(1.21)	(0.62)	(1.22)	(0.71)	(1.65	) [7]	(1.40)
Total from investment operations	(0.82)	0.15	(0.84)	(0.17)	(0.81)		0.15
Less distributions from:
Net investment income	(0.17)	(0.49)	(0.16)	(0.47)	(0.17)		(0.50)
Total distributions	(0.17)	(0.49)	(0.16)	(0.47)	(0.17)		(0.50)

Net asset value, end of period	$8.67	$9.66	$8.64	$9.64	$8.67		$9.65
Total return[3,4]	(8.64)%	1.56%	(8.88)%	(1.62)%	(8.49)%		1.59%
Net assets, at end of period (000s)	$17,471	$11,658	$5,823	$2,282	$6,332		$106
Ratio of gross expenses to average net assets [5]	2.82%	7.61%	3.57%	6.71%	2.57%		10.23%
Ratio of net expenses to average net assets [5,6]	1.50%	1.50%	2.25%	2.25%	1.25%		1.25%
Ratio of net investment income to average net assets [5]	8.28%	8.94%	8.11%	9.61%	18.99	% [7]	17.58%
Portfolio Turnover Rate[4]	22%	33%	22%	33%	22%		33%

1	The inception date of AR Capital BDC Income Fund is April 22, 2014; the commencement of operations and start of performance for Class A shares and Advisor Class shares is May 2, 2014. The Class C shares commencement of operations and start of performance is September 9, 2014.

2	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

3	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.

4	Not Annualized.

5	Annualized.

6	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Adviser.

7	These amounts do not correlate within the financial highlights for the six months ended September 30, 2015, due to the timing of shareholder subscriptions and redemptions.

See accompanying notes to financial statements.

AR Capital Global Real Estate Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A		Class C		Advisor Class
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	September 30, 2015	March 31, 2015[1]	September 30, 2015	March 31, 2015[1]	September 30, 2015	March 31, 2015[1]
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$9.58	$10.00	$9.57	$10.00	$9.58	$10.00
Activity from investment operations:
Net investment income [2]	0.26	0.27	0.24	0.29	0.29	0.33
Net realized and unrealized loss on investments	(1.11)	(0.30)	(1.12)	(0.36)	(1.12)	(0.34)
Total from investment operations	(0.85)	(0.03)	(0.88)	(0.07)	(0.83)	(0.01)
Less distributions from:
Net investment income	(0.15)	(0.39)	(0.14)	(0.36)	(0.16)	(0.41)
Total distributions	(0.15)	(0.39)	(0.14)	(0.36)	(0.16)	(0.41)

Net asset value, end of period	$8.58	$9.58	$8.55	$9.57	$8.59	$9.58
Total return [3,4]	(8.92)%	(0.23)%	(9.27)%	(0.67)%	(8.77)%	(0.07)%
Net assets, at end of period (000s)	$4,787	$1,032	$1,975	$1,141	$1,298	$8,293
Ratio of gross expenses to average net assets [5]	4.51%	4.58%	5.25%	9.47%	4.26%	4.30%
Ratio of net expenses to average net assets [5,6]	1.50%	1.50%	2.25%	2.25%	1.25%	1.25%
Ratio of net investment income to average net assets [5]	5.91%	4.46%	5.32%	4.70%	6.37%	5.39%
Portfolio Turnover Rate [4]	182%	212%	182%	212%	182%	212%

1	The inception date of AR Capital Global Real Estate Income Fund is August 7, 2014; the commencement of operations and start of performance is August 11, 2014.

2	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

3	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.

4	Not Annualized.

5	Annualized.

6	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2015
(Unaudited)

1.	ORGANIZATION

Realty Capital Income Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 28, 2012, is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three separate series included in these financial statements. The Funds’ investment adviser is National Fund Advisors, LLC (the “Adviser” or “NFA”).

AR Capital Real Estate Income Fund (“Real Estate Income Fund”) is a non-diversified series of the Trust. The inception commenced operations on June 4, 2013. The investment objective is to provide current income with the potential for capital appreciation.

AR Capital BDC Income Fund (“BDC Income Fund”) is a non-diversified series of the Trust. The inception date is April 22, 2014 and the commencement date of operations is May 2, 2014. The investment objective is to provide a high level of income with the potential for capital appreciation. The BDC Income Fund’s sub-adviser is BDCA Adviser, LLC.

AR Capital Global Real Estate Income Fund (“Global Real Estate Income Fund”) is a non-diversified series of the Trust. The inception date is August 7, 2014 and the commencement date of operations on August 11, 2014. The investment objective is to provide current income with the potential for capital appreciation.

The Funds currently offer Class A, Class C and Advisor Class shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 4.50%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 12 months after their purchase in the amount of 1% at the current NAV or the original cost of the shares sold, whichever is less. Class C shares sold within 12 months of their date of purchase, may pay a CDSC equal to 1% of the current NAV of the shares or their original cost, whichever is less. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. Advisor Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Each share class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation. Securities for which market prices are unavailable, or securities for which the Adviser determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board of Trustees (the “Board”). Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption, or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Funds determine fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors they

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2015 (Continued)
(Unaudited)

deem appropriate. These may include recent transactions in comparable securities, information relating to the specific security, and developments in the markets. The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. Options and warrants for which the primary market is a national securities exchange will be valued at last sale price on the principal exchange on which they are traded, or, in the absence of any sale during the trading period immediately preceding the valuation time, at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Options and warrants not listed on a national securities exchange will be valued at their last quoted bid price. Futures contracts ordinarily should be valued at the settlement prices quoted by market makers to determine appreciation or depreciation. Bonds will be valued at the mean of the last bid and asked prices available. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV.

The Funds utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015, for each Fund’s assets and liabilities measured at fair value:

Real Estate Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$29,900,318	$—	$—	$29,900,318
Preferred Stock	7,715,973	—	—	7,715,973
Bonds & Notes	—	261,250	—	261,250
Total Assets	$37,616,291	$261,250	$—	$37,877,541

BDC Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$23,849,886	$—	$—	$23,849,886
Preferred Stock	4,899,183	—	—	4,899,183
Short-Term Investments	1,159,904	—	—	1,159,904
Total Assets	$29,908,973	$—	$—	$29,908,973

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2015 (Continued)
(Unaudited)

Global Real Estate Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$5,770,776	$—	$—	$5,770,776
Preferred Stock	862,875	—	—	862,875
Closed-End Funds	138,540	—	—	138,540
Short-Term Investments	890,958	—	—	890,958
Total Assets	$7,663,149	$—	$—	$7,663,149

The Funds did not hold any Level 3 securities during the six months. There were no transfers into or out of Level 1 and Level 2 during the six months. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	See Schedules of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, a Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the returns filed for the open tax year 2014 and 2015 for the Real Estate Income Fund, or expected to be taken on returns filed for the open tax year 2016. Each Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where a Fund makes significant investments; however, no Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2015 (Continued)
(Unaudited)

Options – Each Fund may write covered call and put options and purchase call and put options on securities, stock indices, or futures contracts that are traded on U.S. exchanges. The Funds may also enter into over-the-counter put and call options on securities and baskets of securities, indexes, and other financial instruments.

An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy (in the case of a call option) a specified security or futures contract, as applicable, or to sell (in the case of a put option) a specified security from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Funds may write a call or put option only if the option is “covered.” A call option on a security written by a Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if a Fund owns a call option on the same security and in the same principal amount as the call option written where the exercise price of the call option held (a) is equal to or less than the exercise price of the call option written or (b) is greater than the exercise price of the call option written if the difference is maintained by a Fund in cash or liquid portfolio securities in a segregated account with its custodian. A put option on a security written by a Fund is “covered” if the Fund maintains similar liquid assets with a value equal to the exercise price designated as segregated at its custodian, or else owns a put option on the same security and in the same principal amount as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written.

A summary of option contracts written by the Real Estate Income Fund for the six months ended September 30, 2015, were as follows:

	Number of	Premiums
Call Options Written:	Contracts	Received
Options outstanding beginning of year	100	$81,844
Options written	—	—
Options exercised	(100)	(81,844)
Options outstanding end of period	—	$—

Futures – Each Fund may enter into exchange-traded foreign currency futures for the purchase or sale for future delivery of foreign currencies. U.S. exchange-traded futures are regulated by the Commodity Futures Trading Commission. This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of a Fund’s portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency transactions will usually depend on the Adviser’s or the Sub-Adviser’s ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward contracts, foreign currency futures or may realize losses.

Investment Companies – Each Fund may invest in securities of other open- or closed-end investment companies. Each Fund may purchase shares of closed-end funds that are managed by an affiliate of the Adviser or the sub-advisers only to the extent that they are traded on a national exchange. Each Fund may also invest a portion of its assets in pooled investment vehicles other than registered investment companies. For example, some vehicles which are commonly referred to as “exchanged traded funds” may not be registered investment companies because of the nature of their underlying investments. As a stockholder in an investment company or other pooled vehicle, a Fund will bear its ratable share of that investment company’s or vehicle’s expenses, and would remain subject to payment of the fund’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent a Fund invests in other investment companies or vehicles. In addition, the securities of other investment companies or pooled vehicles may be leveraged and will therefore be subject to leverage risks (in addition to other risks of the investment company’s or pooled vehicle’s strategy). A Fund will also incur brokerage costs when purchasing and selling shares of investment companies and other pooled vehicles.

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2015 (Continued)
(Unaudited)

An investment in the shares of another fund is subject to the risks associated with that fund’s portfolio securities. To the extent a Fund invests in shares of another fund, that Fund’s shareholders would indirectly pay a portion of that Fund’s expenses, including advisory fees, brokerage and other distribution expenses. These fees and expenses are in addition to the direct expenses of the Fund’s own operations.

Impact of Derivatives on the Statements of Assets and Liabilities and the Statements of Operations

The following table is a summary of the location of derivative investments in the Funds’ Statements of Operations for the six months ended September 30, 2015:

			Location of gain	Realized and unrealized
Fund	Derivative	Risk type	(loss) on derivatives	gain (loss) on derivatives
Real Estate Income
	Options written	Equity	Net change in unrealized depreciation on options written	$84,156
Global Real Estate Income
	Futures	Currency	Net realized gain from futures	$41,034
	Futures	Currency	Net change in unrealized appreciation of futures	$(88,905)

The notional value of the derivative instruments outstanding as of September 30, 2015 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Real Estate Income Fund and Global Real Estate Income Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended September 30, 2015, were as follows:

Fund	Purchases	Sales
Real Estate Income Fund	$26,107,704	$28,481,170
BDC Income Fund	23,292,158	4,162,848
Global Real Estate Income Fund	16,070,135	16,430,970

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an Investment Advisory Agreement with the Funds, the Adviser directs the daily operations of for its services and the related expenses borne by the Adviser, each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate as shown in the table below upon the average daily net assets of the applicable Fund. The Funds’ sub-advisers are paid by the Adviser, not the Funds.

The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes, distribution fees, and extraordinary expenses) in order to limit the Funds’ Other Expenses to 0.35% of average daily net assets of the Fund’s shares (the “Expense Cap”). The Expense Cap will remain in effect through the date shown in the table below, and may be terminated before that date only by the Trust’s Board of Trustees. The Adviser may recoup any previously waived fees and paid expenses from a Fund pursuant to this agreement for 3 years from the date they were waived or paid, if such recoupment can be achieved within the foregoing Expense Cap.

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2015 (Continued)
(Unaudited)

				Advisory Fees Waived
	Advisory	Expense Limitation	Advisory Fees	Fees Waived or
Fund	Agreement	Expires	Earned	Expenses Reimbursed
Real Estate Income Fund	0.80%	08/01/16	$175,563	$182,957
BDC Income Fund	0.90%	08/01/16	88,491	130,387
Global Real Estate Income Fund	0.90%	08/01/16	45,249	150,216

The Adviser may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated in the table below:

	March 31,
Fund	2017	2018	2019
Real Estate Income Fund	$575,467	$425,681	$182,957
BDC Income Fund	—	286,420	130,387
Global Real Estate Income Fund	—	214,784	150,216

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee (the “12b-1” Fee) is calculated by the Funds at an annual rate of 0.25% and 1.00% of the average daily NAV of the Class A and Class C shares, respectively, for the Funds. The 12b-1 Fee is paid to Realty Capital Securities, LLC (the “Distributor”). With respect to the Class A shares of the Real Estate Income Fund, the BDC Income Fund, and the Global Real Estate Income Fund, 0.25% is paid for distribution services. This payment is fixed at 0.25% and is not based on expenses incurred by the Distributor. With respect to Class C shares of the Funds, 0.25% is paid for certain ongoing individual shareholder and administrative services and 0.75% is paid for distribution services, including past distribution services incurred. This payment is fixed at 1.00% and is not based on expenses incurred by the Distributor.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Advisor Class shares. The Distributor is an affiliate of the Adviser. For the six months ended September 30, 2015, the Distributor received underwriting commissions as shown in the table below for sales of Class A shares and Class C shares respectively, and the amounts retained by the principal underwriter or other affiliated broker-dealers from the sales of Class A shares and Class C shares, respectively.

		Class A		Class C
Fund	Class A	retained	Class C	retained
Real Estate Income Fund	$99,507	$9,848	$31,143	$6,739
BDC Income Fund	229,466	23,947	43,932	1,555
Global Real Estate Income Fund	47,538	5,213	11,497	285

Trustees - Each Trustee who is not an interested person of the Trust or Adviser will receive a yearly retainer of $10,000 and a per meeting fee of $1,000, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. No “interested persons” who serve as Trustees of the Trust will receive any compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to an agreement with Vigilant Compliance, LLC (“Vigilant”), employees of Vigilant serve as Chief Compliance Officer and Chief Financial Officer of the Funds. For the provision of these services, Vigilant receives compensation from the Trust. For the six months ended September 30, 2015, the amounts accrued for payment to Vigilant for these services were as follows:

Fund	Accrued
Real Estate Income Fund	$10,104
BDC Income Fund	10,104
Global Real Estate Income Fund	10,104

These amounts are shown in the Statements of Operations under “Professional fees” and “Compliance officer fees.”

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2015 (Continued)
(Unaudited)

Pursuant to a separate servicing agreement with RCS Advisory Services, LLC (“RCS”), RCS serves as the Administrator and Fund Accountant for the Funds and is an affiliate of the Adviser. The Funds pay RCS fees for providing administration and fund accounting services to the Funds. RCS has entered into a contract with Gemini Fund Services (“GFS”) pursuant to which GFS serves as sub-administrator and provides sub-fund accounting services and performs many of the administrative services for the Funds. RCS pays Gemini from the fees received from the Funds. For the six months ended September 30, 2015, the amount each Fund accrued for payment to RCS was as follows:

Fund	Accrued
Real Estate Income Fund	$80,314
BDC Income Fund	46,448
Global Real Estate Income Fund	36,185

These are shown in the Statements of Operations under “Administration services fees” and “Accounting services fees.”

Pursuant to a separate servicing agreement with American National Stock Transfer, LLC (“ANST”), an affiliate of the Adviser, ANST serves as the Transfer Agent for the Funds. ANST has entered into an agreement with GFS pursuant to which GFS serves as sub-transfer agent to the Funds. ANST pays Gemini from the fees received from the Funds. For the six months ended September 30, 2015, the following amounts were accrued for payment to ANST:

Fund	Accrued
Real Estate Income Fund	$42,116
BDC Income Fund	20,055
Global Real Estate Income Fund	20,055

These are shown in the Statements of Operations under “Transfer agent fees.”

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

	For the year or period ended March 31, 2015
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Real Estate Income Fund	$2,321,774	$81,751	$—	$2,403,525
BDC Income Fund	443,308	5,045	—	448,353
Global Real Estate Fund	406,026	16,328	—	422,354

	For the period ended March 31, 2014
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Real Estate Income Fund	$633,678	$35,189	$—	$668,867
BDC Income Fund	—	—	—	—
Global Real Estate Fund	—	—	—	—

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2015 (Continued)
(Unaudited)

As of March 31, 2015, the components of accumulated earnings/(deficit) on a tax basis was as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	Loss and	Appreciation/	Accumulated
Fund	Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Real Estate Income Fund	$652,509	$1,025,513	$—	$—	$—	$4,188,991	$5,867,013
BDC Income Fund	—	—	—	—	(62,728)	(142,536)	(205,264)
Global Real Estate Income Fund	—	—	—	—	(163,231)	(311,353)	(474,584)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and undistributed net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and open section 1256 futures contracts, and adjustments for partnerships and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Real Estate Income Fund	$—
BDC Income Fund	62,728
Global Real Estate Fund	163,231

Permanent book and tax differences, primarily attributable to the tax treatment of foreign currency gains, the reclassification of Fund distributions, and tax adjustments for passive foreign investment companies, partnerships and return of capital distributions from C-Corporations, resulted in reclassification for the period ended March 31, 2015, as follows:

		Undistributed	Undistributed
	Paid In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Real Estate Income Fund	$—	$899,679	$(899,679)
BDC Income Fund	(6,726)	14,479	(7,753)
Global Real Estate Income Fund	—	63,430	(63,430)

6.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Realty Capital Income Funds Trust
Expense Example, September 30, 2015 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015, through September 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
			Ending Account		Ending Account
	Fund’s Annualized	Beginning Account	Value	Expenses Paid	Value	Expenses Paid
	Expense Ratio	Value 04/01/15	09/30/2015	During Period *	09/30/2015	During Period *
Real Estate Income Fund Class A	1.40%	$1,000.00	$935.80	$6.78	$1,018.00	$7.06
Real Estate Income Fund Class C	2.15%	1,000.00	932.80	10.39	1,014.25	10.83
Real Estate Income Fund Advisor Class	1.15%	1,000.00	937.20	5.57	1,019.25	5.81
BDC Income Fund Class A	1.50%	1,000.00	928.00	7.23	1,017.50	7.57
BDC Income Fund Class C	2.25%	1,000.00	926.60	10.84	1,013.75	11.33
BDC Income Fund Advisor Class	1.25%	1,000.00	928.50	6.03	1,018.75	6.31
Global Real Estate Income Fund Class A	1.50%	1,000.00	910.80	7.17	1,017.50	7.57
Global Real Estate Income Fund Class C	2.25%	1,000.00	907.30	10.73	1,013.75	11.33
Global Real Estate Income Fund Advisor Class	1.25%	1,000.00	912.30	5.98	1,018.75	6.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by 183/366 to reflect the number of days in the period.

REALTY CAPITAL INCOME FUNDS TRUST

PRIVACY POLICY

1. POLICY

Realty Capital Income Funds Trust (the “Trust”) is committed to protecting your privacy. This privacy notice, which is required by state and federal law, explains the Trust’s privacy policy (the “Policy”). This Policy’s terms apply both to our current shareholders and to former shareholders as well.

2. HOW WE PROTECT YOUR INFORMATION

We are committed to maintaining the privacy of our shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information we collect, how we protect that information and why, in certain cases, we may share information with select other parties.

3. WHAT KIND OF INFORMATION WE COLLECT

The Trust may collect nonpublic personal information regarding investors from sources such as the following:

●	Account Applications and other forms, which may include a shareholder’s name, address, social security number and/or personally identifiable financial information;

●	Account History, including information about a shareholder’s losses or gains; and

●	Correspondence and Communication, with the Trust’s representatives and their affiliates.

4. WHO HAS ACCESS TO SHAREHOLDER INFORMATION

We do not disclose any non-public personal information about our shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to provide services to shareholders (for example, to a transfer agent, investment adviser or third party administrator). We restrict access to non-public personal information about our shareholders to Trust personnel and employees of Trust service providers with a legitimate business need for the information. We will maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of our shareholders. Third parties that handle this information shall agree to follow the standards the Trust has established.

5. UPDATING YOUR INFORMATION

To help us keep your information up-to-date and accurate, please contact the Trust if there is any change in your personal information.

Adopted April 11, 2013

Investment Adviser National Fund Advisors, LLC 405 Park Avenue New York, NY 10022 Administrator RCS Advisory Services, LLC 405 Park Avenue New York, NY 10022

Proxy Voting Policy. Information regarding how the Funds vote proxies relating to portfolio securities for the most recent period ended June 30, as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-866-271-9244 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. A description of the policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-271-9244.

This information is for use with concurrent or prior delivery of a Fund’s prospectus. An investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. Please read a Fund’s prospectus and/or summary prospectus carefully before investing. A copy of each Fund’s prospectus is available at www.arcincomefunds.com or by calling 1-866-271-9244.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holder.

None.

Item 11. Controls and Procedures.

(a)                The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Realty Capital Income Funds Trust

By /s/ Edward M. Weil, Jr.

Edward M. Weil, Jr., President, Trustee and Chairman of the Board

Date December 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Edward M. Weil, Jr.

Edward M. Weil, Jr., President, Trustee and Chairman of the Board

Date December 10, 2015

By /s/ Gerard Scarpati

Gerard Scarpati, Treasurer

Date December 10, 2015